Share Capital	6 Months Ended
Jun. 30, 2012
Share Capital
8. Share Capital

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  On February 21, 2012 the Company entered into a further share repurchase plan of $20 million, covering the period February 22, 2012 to April 22, 2012. On  April 27, 2012 the Company entered into a fourth share repurchase plan of up to $20 million, covering the period April 27, 2012 to July 18, 2012. On July 30, 2012 the Company entered into a fifth share repurchase plan of up to $10 million, covering the period July 30, 2012 to October 26, 2012. The Company intends to enter further share repurchase plans to effect the share repurchase program in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934, the authorization granted at the Company’s annual general meeting, applicable laws and regulations and the Listing Rules of the Irish Stock Exchange.

Under the repurchase program, a broker will purchase the Company’s American Depositary Shares (“ADSs”) from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations.  ADSs purchased will be deposited with the Depositary under the Company’s ADR facility against delivery of the underlying Ordinary Shares, which will be repurchased by the Company on the Irish Stock Exchange in compliance with the Company’s share repurchase authorization and applicable laws and regulations. Separately, Ordinary Shares traded on the Irish Stock Exchange may also be repurchased on behalf of the Company.  The program is designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s instructions to the broker are irrevocable and the trading decisions in respect of the repurchase program will be made independently of and uninfluenced by the Company.  The Company confirms that on entering the repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information.

The timing and actual number of shares repurchased will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the plans.  In addition, share repurchases may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be repurchased under the repurchase program.  All Ordinary Shares repurchased by the Company will be cancelled.

During the six months ended June 30, 2012 738,341 ordinary shares were repurchased by the Company for a total consideration of $15.6 million.  As at June 30, 2012 1,283,938 ordinary shares have been repurchased by the Company for a total consideration of $24.6 million. All ordinary shares repurchased by the Company were cancelled and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.